Non-life and Life and Health Reserves - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Guaranteed Reserves	$ 495,861	$ 521,178
Liability for Asbestos and Environmental Claims, Net	166,000	181,000
Liability for Asbestos and Environmental Claims, Gross	176,000	191,000
Asbestos Liabilities Of Paris Re
Liability for Claims and Claims Adjustment Expense [Line Items]
Liability for Asbestos and Environmental Claims, Gross	113,000	121,000
Asbestos Liabilities Of PartnerRe Europe and PartnerRe US
Liability for Claims and Claims Adjustment Expense [Line Items]
Liability for Asbestos and Environmental Claims, Gross	$ 63,000	$ 70,000
Minimum
Liability for Claims and Claims Adjustment Expense [Line Items]
Interest rate assumption	0.00%	0.00%
Maximum
Liability for Claims and Claims Adjustment Expense [Line Items]
Interest rate assumption	7.00%	7.00%
Life and Health
Liability for Claims and Claims Adjustment Expense [Line Items]
Total net favorable prior year loss development	$ (16,000)	$ (47,000)	$ (19,000)